NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2065 Fund

Supplement dated March 30, 2020
to the Prospectus dated January 15, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

1.	Under the “Risks of Investing in the Fund” section on page 9 of the Prospectus, Market risk is deleted in its entirety and replaced with the following:

Market risk – Market risk is the risk that one or more markets in which the Fund or an Underlying Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  In particular, market risk, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s investments.  In addition, turbulence in financial markets and reduced liquidity in the markets may negatively affect many issuers, which could adversely affect the Fund. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide and therefore can affect the value of the Fund’s investments.

2.	Under the “Risks of Investing in the Fund” section on page 10 of the Prospectus, Equity securities risk is deleted in its entirety and replaced with the following:

Equity securities risk – the Fund or an Underlying Fund could lose value if the individual equity securities in which the Fund or an Underlying Fund has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management and
•	sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks within a particular industry.

Investing for growth – common stocks and other equity-type securities that seek growth may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing for income – income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund or an Underlying Fund invests.

3.	The Appendix A to the Prospectus is deleted in its entirety and replaced with the following:
Appendix A:
Intermediary Sales Charge Discounts and Waivers
Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available. Please see the section of this Prospectus entitled “Share Classes” commencing on page 18 of this Prospectus for more information on sales charges and waivers available for Class A and Class C shares. In addition to the sales charges and fees discussed below, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective Through June 29, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
●
employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

●	shares purchased by or through a 529 Plan;
●	shares purchased through a Merrill Lynch-affiliated investment advisory program;
●	shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
●	shares purchased through the Merrill Edge Self-Directed platform;
●	shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
●	shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
●	employees and registered representatives of Merrill Lynch or its affiliates and their family members;
●	Trustees of the Trust, and employees of the Adviser or any of its affiliates and
●
shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
●	Breakpoints as described in this Prospectus;
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and

●	Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
●	shares redeemed following the death or disability of the shareholder;
●	shares sold as part of a systematic withdrawal plan as described in this Prospectus;

●	redemptions that constitute a return of excess contributions from an IRA account;
●	shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½;
●	shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
●
shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and

●	the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) – Effective On or After June 30, 2020
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers, which may differ from those stated in this Prospectus or the SAI:
●
employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

●	shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents);
●	shares purchased through a Merrill Lynch-affiliated investment advisory program;
●
shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;

●	shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
●	shares purchased through the Merrill Edge Self-Directed platform;
●	shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
●	shares exchanged from Class C shares of the same Fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers;
●	employees and registered representatives of Merrill Lynch or its affiliates and their family members;
●	Trustees of the Trust, and employees of the Adviser or any of its affiliates and
●
eligible shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
●	Breakpoints as described in this Prospectus;
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill

●	Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
●	Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.
If you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets prior to purchase.
Waivers of Contingent Deferred Sales Charges
Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers:
●	shares redeemed following the death or disability of the shareholder;
●	shares sold as part of a systematic withdrawal plan as described in this Prospectus;
●	redemptions that constitute a return of excess contributions from an IRA account;
●	shares sold as part of a required minimum distribution for IRA and other retirement accounts pursuant to the Internal Revenue Code;
●	shares sold to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
●
shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

●	the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform and
●
shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.

Morgan Stanley Smith Barney LLC (“Morgan Stanley Wealth Management”)
Waiver of Class A Sales Charges for Fund Shares Purchased through Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Prospectus or the SAI:
●
employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans;

●	Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley Wealth Management’s account linking rules;
●	shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund;
●	shares purchased through a Morgan Stanley Wealth Management self-directed brokerage account;
●	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program and

●
shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at Raymond James
●	shares purchased in an investment advisory program;
●	shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions;
●	employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James;
●
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and

●
a shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the Fund if the Class C shares are no longer subject to a CDSC and the conversion is in accordance with the policies and procedures of Raymond James.

CDSC Waivers on either Class A or Class C shares available at Raymond James
●	shares redeemed from the death or disability of the shareholder;
●	shares sold as part of a systematic withdrawal plan as described in this Prospectus;
●	a return of excess contributions from an IRA account;
●
shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;

●	shares redeemed to pay Raymond James fees, but only if the transaction is initiated by Raymond James and
●
shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Front-end load discounts available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent
●	Breakpoints as described in this Prospectus;
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets; and

●
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co. (“Edward Jones”)
Effective on or after May 1, 2020, shareholders who are clients of Edward Jones purchasing Fund shares through Edward Jones commission and fee-based platforms will be eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from those stated in this Prospectus or the SAI:
Waiver of Class A Sales Charges for Fund Shares Purchased through Edward Jones
•
employees of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the employee. This waiver will continue for the remainder of the employee's life if the employee retires from Edward Jones in good-standing;

•	shares purchased in an Edward Jones fee-based program;
•	shares purchased through reinvestment of capital gains distributions and dividend reinvestment;
•
shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account;

•
shares exchanged into Class A shares from another share class so long as the exchange is into the same Fund and was initiated at the discretion of Edward Jones. Edward Jones will be responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus and

•	exchanges from Class C shares to Class A shares of the same Fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Front-End Load Discounts Available at Edward Jones: Breakpoints, Rights of Accumulation and Letters of Intent
•	Breakpoints as described in this Prospectus;
•
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Edward Jones. Eligible fund family assets not held at Edward Jones may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets at the time of calculation. ROA is determined by calculating the higher of cost or market value (current shares x NAV) and

•
Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Edward Jones, over a 13-month period of time. The Letter of Intent is determined by calculating the higher of cost or market value of qualifying holdings at the Letter of Intent initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the Letter of Intent calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the Letter of Intent is received by Edward Jones are not covered under the Letter of Intent and will not reduce the sales charge previously paid. Sales charges will be adjusted if the Letter of Intent is not met.

CDSC Waivers on either Class A or Class C shares available at Edward Jones

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder will be responsible to pay the CDSC except in the following conditions:

•	shares redeemed from the death or disability of the shareholder;
•	shares sold as part of systematic withdrawals with up to 10% per year of the account value;
•	a return of excess contributions from an IRA account;

•
shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;

•	shares redeemed to pay Edward Jones fees or costs, but only if the transaction is initiated by Edward Jones;
•	shares exchanged in an Edward Jones fee-based program and
•	Shares acquired through NAV reinstatement.

Other Important Information
Minimum Purchase Amounts
•	$250 initial purchase minimum
•	$50 subsequent purchase minimum
Minimum Balances
•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
o	A fee-based account held on an Edward Jones platform
o	A 529 account held on an Edward Jones platform
o	An account with an active systematic investment plan or letter of intent (LOI)
Changing Share Classes
At any time it deems necessary, Edward Jones has the authority to change a share class to Class A shares of the same fund at NAV.
Janney Montgomery Scott LLC (“Janney”)
Effective May 1, 2020, shareholders purchasing fund shares through a Janney account will be eligible only for the following load waivers (front-end sales charge and CDSC waivers, or back-end sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Waiver of Class A Front-end Sales Charges for Fund Shares Purchased through Janney
●	shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
●	shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney;
●
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and

●	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same Fund pursuant to Janney’s policies and procedures.
CDSC Waivers on either Class A or Class C shares available at Janney
●	shares redeemed from the death or disability of the shareholder;
●	shares sold as part of a systematic withdrawal plan as described in this Prospectus;
●	shares purchased in connection with a return of excess contributions from an IRA account;
●
shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;

●	shares sold to pay Janney fees but only if the transaction is initiated by Janney and

●
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Front-End Load Discounts Available at Janney: Breakpoints and/or Rights of Accumulation
●	Breakpoints as described in this Prospectus and
●
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales load waivers on Class A shares available at OPCO
●
employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;

●	shares purchased by or through a 529 Plan;
●	shares purchased through an OPCO affiliated investment advisory program;
●	shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other Fund within the fund family);
●
shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement);

●
a shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO;

●	employees and registered representatives of OPCO or its affiliates and their family members and
●	trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus.
CDSC Waivers on Class A or Class C shares available at OPCO
●	shares redeemed from the death or disability of the shareholder;
●	shares sold as part of a systematic withdrawal plan as described in this Prospectus;
●	a return of excess contributions from an IRA account;
●
shares redeemed as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on the applicable IRS regulations as described in this Prospectus;

●	shares redeemed to pay OPCO fees, but only if the transaction is initiated by OPCO and
●
shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).

Front-end load discounts available at OPCO: Breakpoints and Rights of Accumulation

●	Breakpoints as described in this Prospectus and
●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE